Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Net income (loss) (numerator)									$ (6,121,224)	$ (5,669,321)	$ 1,068,753
Shares (denominator) (in shares)									7,354,513	7,387,141	7,593,435
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.06)	$ (0.20)	$ (0.23)	$ (0.35)	$ (0.09)	$ (0.15)	$ (0.08)	$ (0.44)	$ (0.83)	$ (0.77)	$ 0.14